Note 47 (Tables)	12 Months Ended
Dec. 31, 2023
Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss [Abstract]
Impairment Or Reversal Of Impairment On Financial Assets Not Measured At Fair Value Through Profit Or Loss [Table Text Block]
The breakdown of impairment or reversal of impairment on financial assets not measured at fair value through profit or loss or net gains by modification by the nature of those assets in the consolidated income statements is as follows:

Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss or net gains by modification (Millions of Euros)
	Notes	2023	2022	2021
Financial assets at fair value through other comprehensive income - Debt securities		42	76	17
Financial assets at amortized cost		4,386	3,303	3,017
Of which: recovery of written-off assets by cash collection	7.2.5	(369)	(390)	(423)
Total		4,428	3,379	3,034